BRIGHTHOUSE FUNDS TRUST I
SUPPLEMENT DATED FEBRUARY 27, 2024
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED MAY 1, 2023, AS SUPPLEMENTED
Schroders Global Multi-Asset Portfolio
Michael Hodgson no longer serves as a portfolio manager of the Schroders Global Multi-Asset Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I. Effective immediately, all references to Mr. Hodgson in the Summary Prospectus, Prospectus and Statement of Additional Information of the Portfolio are deleted.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE